Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 13, 2023 USD ($)	Jun. 30, 2018 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 91,784,000	$ 29,312,000
Net working capital	47,610,000
Net cash (used in) provided by operating activities - continuing operations	(973,000)	6,807,000	$ (13,482,000)
Net cash (used in) provided by operating activities	(2,225,000)	(5,272,000)	(21,904,000)
Cash equivalents, at carrying value	0	0
Impairment, long-lived assets	0	0
Impairment of right-of-use assets	0	0	1,553,000
Acquisition-related costs	19,288,000	502,000	0
Advertising expense	7,220,000	11,343,000	8,508,000
Foreign currency translation	$ (1,033,000)	$ (3,367,000)	$ (755,000)
Number of operating segments | segment	2	1
Minimum
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (Years)	2 years
Minimum | Internal use software
Business Acquisition [Line Items]
Estimated Useful Life	3 years
Maximum
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (Years)	10 years
Maximum | Internal use software
Business Acquisition [Line Items]
Estimated Useful Life	5 years
Three Years
Business Acquisition [Line Items]
Standard product warranty, duration	3 years
Five Years
Business Acquisition [Line Items]
Standard product warranty, duration	5 years
Seven Years
Business Acquisition [Line Items]
Standard product warranty, duration	7 years
The Credit Facility Mature On March 2024 | Revolver
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity					$ 74,000,000
The Credit Facility Mature On January 2028 | Revolver
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity					$ 50,000,000
Convertible Senior Notes | Convertible Debt
Business Acquisition [Line Items]
Debt instrument, face amount				$ 65,000,000
Gravitas Education Holdings, Inc.
Business Acquisition [Line Items]
Acquisition-related costs	$ 19,288,000	$ 502,000